FINANCIAL RISK MANAGEMENT - Narrative (Details)		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018 USD ($) $ / $ $ / liter $ / gal	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Tax moratorium liability, interest rate	1.50%
Borrowings		$ 250,729,000	$ 236,358,000	$ 223,211,000
Letter of Credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		8,000,000	7,700,000
Surety Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 54,053,000	61,186,000
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI		$ 2,555,000	9,861,000
Commodity price risk | Silver
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)		$ 891,000	987,000
Commodity price risk | Gulf Coast diesel index commodity swaps and options
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average hedging price | $ / gal		1.56
Mark-to-market gain (loss) on hedging instrument			117,000
Commodity price risk | US New York Harbour diesel index
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average hedging price | $ / liter		0.44
Mark-to-market gain (loss) on hedging instrument		$ (144,000)	0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average hedging price | $ / $		1.36
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Mark-to-market gain (loss) on hedging instrument		$ (1,572,000)	$ 412,000
Currency risk | Argentine peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase (decrease) in value of currency		(102.00%)	(17.00%)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase (decrease) in value of currency		9.00%	(7.00%)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)		$ 3,372,000	$ 2,368,000
Tax moratorium liability, interest rate			1.50%
Weighted average interest rate earned on cash and cash equivalent			0.97%